Financial Risk Management and Fair Values of Financial Instruments - Maturity Profile of Non-derivative Financial Liabilities Based on Contracted Undiscounted Payments (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	$ 733,523
Long-term bank loans	9,766,486	$ 8,091,523
Lease liabilities	1,047,811	1,079,181
Guarantee deposits	21,625	21,670
Total	11,569,445	9,192,374
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Short-term bank loans	733,523
Long-term bank loans	114,953	846,401
Lease liabilities	182,186	145,594
Total	1,030,662	991,995
1 to 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	2,817,662	3,558,597
Lease liabilities	119,748	160,146
Total	2,937,410	3,718,743
3 to 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	4,568,521	2,198,717
Lease liabilities	54,113	54,689
Total	4,622,634	2,253,406
Over 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Long-term bank loans	2,265,350	1,487,808
Lease liabilities	691,764	718,752
Guarantee deposits	21,625	21,670
Total	$ 2,978,739	$ 2,228,230